Inventories, net (Tables)	12 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Schedule of inventories, net
	As of June 30,
	2026	2025
	US $	US$
Medicines and medical devices	121,724	106,415
Less: Allowance for stock obsolescence	(2,464)	(2,501)
Total inventories, net	119,260	103,914

Schedule of allowance for stock obsolescence

Movements of allowance for stock obsolescence are as follows:

	As of June 30,
	2026	2025
	US $	US$
Allowance for stock obsolesces, beginning balance	2,501	24,281
Reversal	-	(21,172)
Exchange difference	(37)	(608)
Allowance for stock obsolesces ending balance	2,464	2,501